Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Plan Activity
Summaries of the Company’s 2018 Stock Plan activity for the year ended December 31, 2021 are presented below.

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price ($ per share)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
December 31, 2019	1,567	$2.30	9.64	$—
Retroactive application of Exchange Ratio	5,529

December 31, 2019, as adjusted	7,096	$0.47		$—
Granted	5,046
Cancelled	(1,685)

December 31, 2020	10,457	$0.51	8.96	$—
Granted	—
Cancelled	—

December 31, 2021	10,457	$0.51	7.96	$—

Vested options as of December 31, 2021	8,117	$0.48	7.76	$—

Summary of Restricted Stock Units Activity
The following table summarizes activity related to the RSUs:

	Restricted Stock Units
	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value (per share)
December 31, 2020	—	$—
Granted—pre-merger, retroactive application of exchange ratio	7,489	$4.41
Granted—post-merger	426	$12.10
Cancelled	(244)	$4.41

December 31, 2021	7,671	$4.98

Summary of Fair value of Stock Option Grants
The fair value of stock option grants is estimated by the Company on the date of grant using the Black Scholes-Merton option pricing model with the following weighted-average assumptions for the year ended December 31, 2020. There were no
options granted for the year ended December 31, 2021.

December 31, 2020
Risk free interest	0.99%
Dividend yield	0.00%
Expected volatility	103.59%
Expected life (years)	6.11

Summary of Stock-based Compensation Expense
The Company recorded stock-based compensation expense as follows.

	For the years ended December 31,
	2021	2020
Research and development	$2,340	$256
Sales and marketing	1,379	86
General and administrative	4,412	1,417

Total	$8,131	$1,759